OTHER NON-CURRENT ASSETS	6 Months Ended
Jun. 30, 2024
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

7     OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

	December 31,	June 30,
	2023	2024
	RMB	RMB
Other non-current assets:
Rent and property management deposits	22,683	26,073
Prepayment for equipment and leasehold improvements	2,831	4,325
Others	3,239	526
Total other non-current assets	28,753	30,924